Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other liabilities
Remuneration payable - Non- current		$ 20
Remuneration payable - current	$ 36,046	27,552
Remuneration payable	36,046	27,572
Tax payables - current	17,613	23,177
Total tax payables	17,613	23,177
Other liabilities - non-current	1,476	1,741
Other liabilities - current	20,669	10,592
Other liabilities	22,145	12,333
Total other non current liabilities	1,476	1,761
Total other current liabilities	74,328	61,321
Total other liabilities	$ 75,804	$ 63,082